Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000914529
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2016
Prospectus Date	rr_ProspectusDate	Jun. 01, 2015